Share Capital - Summary of Number of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [abstract]
Share capital beginning of year	36,984,292	32,421,121	25,128,242	16,935,780	10,801,948
Increase through cash contribution	5,151,156	4,563,171	7,292,879	8,192,462	6,133,832
Share capital end of year	42,135,448	36,984,292	32,421,121	25,128,242	16,935,780